Submission	Dec. 11, 2024
Submission [Line Items]
Central Index Key	0001489393
Registrant Name	LyondellBasell Industries N.V.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES